RESTRICTED NET ASSETS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
RESTRICTED NET ASSETS
Restricted net assets	$ 349,549	$ 350,526
Restricted assets attributable to VIEs	146,495	144,923
Statutory reserves	$ 203,054	$ 205,603